Significant Accounting Policies (Narrative) (Details) ₪ in Millions	12 Months Ended
Dec. 31, 2017 ILS (₪)
Statement Line Items [Line Items]
Expected increase in debentures balance due to adoption of final version of IFRS 9	₪ 35
Decrease in retained earnings	40
Bottom of range [member]
Statement Line Items [Line Items]
Decrease in retained earnings	35
Top of range [member]
Statement Line Items [Line Items]
Decrease in retained earnings	₪ 40